INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
INCOME TAXES

13. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current tax laws of British Virgin Islands, StarCloud is not subject to tax on income or capital gain. In addition, no British Virgin Islands withholding tax will be imposed on payments of dividends by StarCloud to its shareholders.

Hong Kong

Under the current tax laws of Hong Kong, Jet Brilliant is subject to Hong Kong profits tax on its activities conducted in Hong Kong. Dividends from Jet Brilliant are exempt from withholding tax.

China

Under the New Enterprise Income Tax (“EIT”) Law, which became effective on January 1, 2008, foreign invested enterprises and domestic enterprises are subject to a unified EIT rate of 25%, except for certain entities in encouraged industries or regions that are entitled to tax incentives under the New EIT Law. In accordance with the implementation rules of the New EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%.

1Verge Internet has been recognized as a HNTE under the New EIT Law by relevant government authorities in 2010 and is entitled to preferential tax rate of 15% for the years ended December 31, 2010, 2011 and 2012 provided that it continued to meet the HNTE requirements each year. 1Verge Internet is obligated to complete an annual self-assessment of continued compliance in order to apply the lower tax rate. The HNTE status is subject to approval and renewal after the HNTE certification expires. 1 Verge Internet received the approval and renewed the HNTE certification during 2013, and will continue to be entitled to preferential tax rate of 15% for the years ended December 31, 2013, 2014 and 2015.

1Verge Information, a consolidated affiliated entity of which the Company is the primary beneficiary, is located in the Beijing Zhongguancun Science Park and has been recognized as a HNTE under the New EIT Law by relevant authorities in December 2009 and was entitled to a preferential tax rate of 15% for the years ended December 31, 2009, 2010 and 2011. 1Verge Information is subject to a 25% EIT rate for the years ended December 31, 2012 and 2013.

The other PRC subsidiaries and Consolidated Affiliated Entities are subject to a 25% EIT rate.

According to the New EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in China but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in China or which has an establishment or place in China but the aforementioned incomes are not connected with the establishment or place shall be subject to PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement provided that the foreign enterprise is the tax resident of the jurisdiction where it is located and it is the beneficial owner of the dividends, interest and royalties income).

Also, the New EIT Law treats enterprises established outside of China with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC EIT at the rate of 25% on its worldwide income. As of December 31, 2013, no detailed interpretation or guidance has been issued to define “place of effective management.” Furthermore, as of December 31, 2013, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. The Group has analyzed the applicability of this law and will continue to monitor the related development and application to the Company.

The Group’s loss before income taxes consists of:

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Non-PRC	(47,756)	(452,545)	(391,377)	(64,651)
PRC	(124,348)	25,126	(188,353)	(31,113)

	(172,104)	(427,419)	(579,730)	(95,764)

Income tax expense (benefit) for the year ended December 31, 2011, 2012 and 2013 consisted of:

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Current income tax expense	—	6,537	3,377	558
Deferred income tax benefit	—	(9,953)	(2,363)	(390)

	—	(3,416)	1,014	168

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss is as follows:

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Income tax benefit at PRC statutory rate	(43,026)	(106,855)	(144,933)	(23,941)
International tax rate difference	11,939	114,516	98,550	16,279
Other adjustments	—	254	1,422	235
Permanent difference	6,960	7,915	(11,028)	(1,821)
Change in unrecognized tax benefit	1,425	775	7,557	1,248
Effect of preferential tax treatment	2,932	7,086	8,976	1,483
Effect of tax rate change on deferred taxes	(16,382)	(7,542)	10,957	1,810
Expired net operating losses	—	17,652	44,152	7,293
Change in valuation allowance	36,152	(37,217)	(14,639)	(2,418)

Income tax (benefit)/expense	—	(3,416)	1,014	168

The tax effects of temporary differences that give rise to the deferred tax asset balances at December 31, 2012 and 2013 are as follows:

	December 31,
	2012	2013	2013
	RMB	RMB	US$
Deferred tax assets, current portion:
Advertising expenses	8,883	77	13
Accrued payroll	26,073	30,481	5,035
Accrued expenses	12,829	15,269	2,522
Revenue on last deliverable basis	3,952	4,363	721
Bad debt provision	23,321	38,573	6,372
Others	516	3,844	635
Valuation allowance	(65,104)	(84,764)	(14,002)
Deferred tax assets, current portion, net	10,470	7,843	1,296

Deferred tax liabilities, current portion
Intangible assets appreciation	(135)	—	—
Deferred tax liabilities, current portion	(135)	—	—

Deferred tax assets, non-current portion:
Net operating losses carried forward	240,582	155,780	25,733
Fixed assets (accumulated depreciation)	2,651	—	—
Copyrights amortization	106,083	139,740	23,083
Impairment of intangible assets and fixed assets	—	14,403	2,379
Valuation allowance	(335,472)	(301,173)	(49,750)
Deferred tax assets, non-current portion, net	13,844	8,750	1,445

Deferred tax liabilities, non-current portion
Domain name, trademark and online video license	(211,325)	(211,325)	(34,908)
Technology	(6,481)	(4,585)	(757)
Non-compete agreement	(1,808)	(1,014)	(168)
Customer relationship	(9,647)	(6,824)	(1,127)
User generated content	(8,957)	(1,955)	(323)
Fixed assets (accumulated depreciation)	—	(2,566)	(424)
Deferred tax liabilities, non-current portion	(238,218)	(228,269)	(37,707)
Deferred tax liabilities, non-current portion, net	(224,374)	(219,519)	(36,262)

Valuation allowances have been provided on the net deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Company evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2012 and 2013, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of December 31, 2013, the Company had net operating loss available carry forwards of RMB753,788 (US$124,517) per income tax returns filed, which can be carried forward to offset future taxable income. The remaining net operating losses will expire between 2014 and 2018 if not utilized.

The Company did not provide for deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries as of December 31, 2013 on the basis of its intent to permanently reinvest foreign subsidiaries’ earnings. It is not practicable for the Company to estimate the amount of unrecognized deferred tax liabilities.

The changes in unrecognized tax benefits are as follows:

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Beginning balance	20,651	22,076	99,613	16,455
Addition from acquisitions	—	80,870	—	—
Additions based on tax position of the current year	1,425	775	164,448	27,165
Reductions for the tax positions of the current year	—	(3,882)	(8,729)	(1,442)
Reductions due to lapse of applicable statute of limitations	—	(226)	(1,609)	(266)

Ending balance	22,076	99,613	253,723	41,912

As of December 31, 2011, 2012 and 2013, the Group has RMB22,076, RMB99,613 and RMB253,723 (US$41,912) of unrecognized tax benefits, RMB344 and RMB775 and RMB7,033 (US$1,162) of which would affect the effective tax rate if recognized in the years ended December 31, 2011, 2012 and 2013, respectively. The Group does not anticipate any other material changes to its unrecognized tax position in the next twelve months.

The Company recorded interest and penalties of RMB nil for the years ended December 31, 2011, 2012 and 2013, respectively. The years 2009 to 2013 remain subject to examination by the PRC tax authorities.